Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue

Note 2 – Revenue

The Company records revenue net of discounts, which primarily consist of trade promotions, certain customer allowances and early pay discounts.

The Company excludes sales taxes collected from revenues. Retail-partner based customers are not subject to sales tax.

The Company’s direct-to-consumer (“DTC”) loyalty program enables customers to accumulate points based on their spending. A portion of revenue is deferred at the time of sale when points are earned and recognized when the loyalty points are redeemed.

Revenue channels

The Company groups its revenue channels into four categories: E-commerce, which includes the sale of product to online retailers such as Amazon and Chewy; Brick & Mortar, which primarily includes the sale of product to Pet Specialty retailers, and neighborhood pet stores, as well as to select grocery chains; DTC, which includes the sale of product through the Company’s website; and International, which includes the sale of product to foreign distribution partners and to select international retailers (transacted in U.S. dollars).

Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Three Months Ended March 31,
	2024		2023
E-commerce (1)	$3,265	41%	$3,895	42%
International (2)	2,874	37%	2,311	25%
DTC	1,209	15%	1,322	14%
Brick & mortar (3)	555	7%	1,709	19%
Net Sales	$7,903	100%	$9,237	100%

(1)	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales for the three months ended March 31, 2024, and 2023, respectively. These customers had $3.2 million and $3.8 million of net sales during the three months ended March 31, 2024 and March 31, 2023, respectively.
(2)	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the three months ended March 31, 2024 and March 31, 2023, representing $2.2 million and $2.1 million of net sales, respectively.
(3)	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales during the three months ended March 31, 2024 or March 31, 2023. For the three months ended March 31, 2023, Petco is included within the Brick & Mortar channel. In Q1 2024, Petco is presented within E-commerce as a result of the strategic exit out of Petco stores, while remaining on Petco.com.

Note 2 – Revenue

The Company records revenue net of discounts, which primarily consist of trade promotions, certain customer allowances and early pay discounts.

The Company excludes sales taxes collected from revenues. Retail-partner based customers are not subject to sales tax.

The Company’s direct-to-consumer (“DTC”) loyalty program enables customers to accumulate points based on their spending. A portion of revenue is deferred at the time of sale when points are earned and recognized when the loyalty points are redeemed.

Revenue channels

The Company groups its revenue channels into four categories: E-commerce, which includes the sale of product to online retailers such as Amazon and Chewy; Brick & Mortar, which primarily includes the sale of product to Pet Specialty retailers such as Petco, Pet Supplies Plus and neighborhood pet stores, as well as to select grocery chains; DTC, which includes the sale of product through the Company’s website; and International, which includes the sale of product to foreign distribution partners and to select international retailers (transacted in U.S. dollars).

Information about the Company’s net sales by revenue channel is as follows (in thousands):

	Twelve Months Ended December 31,
	2023		2022
E-commerce (1)	$13,405	35%	$14,565	27%
Brick & Mortar	$5,870	15%	$11,624	21%
DTC	$5,597	15%	$6,620	12%
International (2)	$13,720	35%	$21,851	40%
Net Sales	$38,592	100%	$54,660	100%

(1)	The Company’s E-commerce channel includes two customers that amounted to greater than 10% of the Company’s total net sales. These customers had $5.9 million and $7.1 million of net sales for the year ended December 31, 2023, respectively and $7.5 million and $6.6 million of net sales for the year ended December 31, 2022, respectively.

(2)	One of the Company’s International customers that distributes products in China amounted to greater than 10% of the Company’s total net sales during the years ended December 31, 2023 and December 31, 2022 and represented $11.0 million and $17.7 million of net sales, respectively.